SCHEDULE OF ASSUMPTIONS USED TO CALCULATE FAIR VALUE OF WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Dividend yield
Volatility		138.30%	92.70%
Risk-free interest rate		4.45%	2.45%
Expected lives (years)		2 years	2 years
Stock Offering 2022 [Member]
Subsidiary, Sale of Stock [Line Items]
Dividend yield
Volatility		105.10%	96.80%
Risk-free interest rate		3.93%	3.99%
Expected lives (years)		3 years 7 months 20 days	4 years 7 months 20 days
Weighted average fair value		$ 2.064	$ 2.850
Stock Offering 2022 [Member] | Unmodified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Dividend yield
Volatility	114.20%
Risk-free interest rate	3.56%
Expected lives (years)	2 years 10 months 20 days
Weighted average fair value	$ 0.165
Stock Offering 2022 [Member] | Modified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Dividend yield
Volatility	104.00%
Risk-free interest rate	3.55%
Expected lives (years)	4 years 3 months 29 days
Weighted average fair value	$ 0.393